Other Intangible Assets, net and Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]	Other Intangible Assets, net and Goodwill
Other Intangible Assets, net
The following tables summarize the gross carrying amounts and accumulated amortization of the Company’s identifiable intangible assets by major class:

	December 31, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Finite-lived intangible assets
Customer relationships	$8,279,079	$(514,828)	$7,764,251	$5,598,175	$(261,350)	$5,336,825
Databases and content	2,577,131	(590,998)	1,986,133	1,848,041	(464,683)	1,383,358
Computer software	733,106	(320,096)	413,010	658,976	(209,611)	449,365
Trade names	62,093	(10,503)	51,590	18,606	(2,360)	16,246
Backlog	29,104	(13,051)	16,053	29,216	(5,905)	23,311
Finite-lived intangible assets	11,680,513	(1,449,476)	10,231,037	8,153,014	(943,909)	7,209,105
Indefinite-lived intangible assets
Trade names	161,317	—	161,317	161,245	—	161,245
Total intangible assets	$11,841,830	$(1,449,476)	$10,392,354	$8,314,259	$(943,909)	$7,370,350
The Company performed the indefinite-lived impairment test as of October 1, 2021 and 2020. Additionally, the Company reviewed goodwill for indicators of impairment at December 31, 2021 and 2020. As part of this analysis, the Company determined that its trade name, with a carrying value of $161,317 and $161,245 as of December 31, 2021 and 2020, respectively, was not impaired and will continue to be reported as indefinite-lived intangible assets.
On November 6, 2020, the Company completed the sale of certain assets and liabilities of the Techstreet business to The International Society of Interdisciplinary Engineers LLC for a total purchase price of $42,832, of which $4,300 was held in escrow and paid to the Company in November 2021. As a result of the sale, the Company recorded a net gain on sale of $28,140, inclusive of incurred transaction costs of $115 in connection with the divestiture during the fourth quarter of 2020. As a result of the sale, the Company wrote off balances associated with Techstreet including intangible assets of $10,179. See Note 5 - Assets Held for Sale and Divested Operations for further details.
On January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor product group were sold to OpSec Security for a purchase price of $3,751, which was determined to be the approximation of the fair value. In addition, the Company compared the book value of the assets and liabilities to the purchase price and recorded a total impairment charge during the year ended December 31, 2019 of $18,431, which included the write down of $17,967 intangible assets classified as Assets held for sale at that time. See Note 5 - Assets Held for Sale and Divested Operations for further details.
In June 2020, the Company acquired the assets of CustomersFirst Now for a purchase price of $6,446, which was accounted for as an asset acquisition. As a result, the Company's identifiable intangible assets increased by $6,446, which consisted of $5,446 of databases and content and $1,000 of computer software. At the time of acquisition, the databases and process methodology and the computer software had a remaining weighted average amortization period of 5.0 years and 3.0 years, respectively, resulting in a total remaining weighted average amortization period of 4.7 years.

The weighted-average amortization period for each class of finite-lived intangible assets and for total finite-lived intangible assets, which range between 4 and 23 years, is as follows:

Remaining Weighted - Average Amortization Period (in years)
Customer relationships	22.12
Databases and content	14.18
Computer software	11.04
Trade names	9.59
Backlog	4.00
Total	20.10
Amortization amounted to $523,819, $290,441 and $191,361 for the years ended December 31, 2021, 2020 and 2019, respectively.
Estimated amortization for each of the five succeeding years as of December 31, 2021 is as follows:

2022	$656,866
2023	621,902
2024	592,265
2025	575,082
2026	565,370
Thereafter	7,153,309
Subtotal finite-lived intangible assets	10,164,794
Internally developed software projects in process	66,243
Total finite-lived intangible assets	10,231,037
Intangibles with indefinite lives	161,317
Total intangible assets	$10,392,354

Goodwill
The change in the carrying amount of goodwill is shown below:

	A&G Segment	LS&H Segment	IP Segment	Consolidated Total
Balance as of December 31, 2019(1)	$719,140	$190,778	$418,127	$1,328,045
Acquisition(1)(2)	357,808	854,403	3,289,683	4,501,894
Divestiture	—	—	(9,129)	(9,129)
Impact of foreign currency fluctuations and other	607	—	221,547	222,154
Balance as of December 31, 2020(1)	$1,077,555	$1,045,181	$3,920,228	$6,042,964
Acquisition(1)	1,785,994	132,770	27,022	1,945,786
Impact of foreign currency fluctuations and other	(924)	(688)	(82,275)	(83,887)
Balance as of December 31, 2021(1)	$2,862,625	$1,177,263	$3,864,975	$7,904,863
(1) The prior year amounts have been recast for a reclassification of allocated goodwill between reporting units. Refer to Note 22 - Segment Information for additional information.
(2) The buyer-specific synergy goodwill related to the CPA Global purchase price allocation (see Note 4 - Business Combinations) was reclassified to the reporting units expected to benefit from the acquisition. See below for additional information.

The Company performed the goodwill impairment test as of October 1, 2021 and 2020. As of December 31, 2021, 2020 and 2019, the accumulated goodwill impairment was $0.

Goodwill represents the purchase price in excess of the fair value of the net assets acquired in a business combination. If the carrying value of a reporting unit exceeds the implied fair value of that reporting unit, an impairment charge to goodwill is recognized for the excess. The Company performs goodwill impairment testing at the reporting unit level which is defined as the operating segment or one level below the operating segment. As of October 1, 2021, our most recent annual goodwill impairment testing date, the Company identified five reporting units. See Note 3 - Summary of Significant Accounting Policies for further details.

The Company estimates the fair value of its reporting units using the income approach. Under the income approach, the fair value of a reporting unit is calculated based on the present value of estimated cash flows. No indicators of impairment existed as a result of the Company’s assessments, except for the sale of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor product group.
On December 22, 2021, the Company acquired Patient Connect, which included $8,502 of goodwill. This goodwill balance is allocated to the LS&H segment.
On December 1, 2021, the Company acquired ProQuest, which included $1,897,184 of goodwill. The goodwill balance is allocated to the A&G segment with the exception of $132,826 allocated to the LS&H segment. See Note 4 - Business Combinations for further details.
On August 3, 2021, the Company acquired Bioinfogate, which included $13,078 of goodwill. This goodwill balance is allocated to the LS&H segment.
On January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor product group were sold to OpSec Security for a purchase price of $3,751, which was determined to be the approximation of the fair value. In addition, the Company compared the book value of the assets and liabilities to the purchase price and recorded a total impairment charge during the year ended December 31, 2019 of $18,431, which included the write down of the $468 goodwill classified as Assets held for sale at that time. See Note 5 - Assets Held for Sale and Divested Operations for further details.
On November 23, 2020, the Company acquired Hanlim IPS. Co., Ltd. (Hanlim), which included $2,861 of goodwill. This goodwill balance is allocated to the IP segment.

On November 6, 2020, the Company completed the sale of certain assets and liabilities of the Techstreet business to The International Society of Interdisciplinary Engineers LLC for a total purchase price of $42,832, of which $4,300 was held in escrow and paid to the Company in November 2021. As a result of the sale, the Company recorded a net gain on sale of $28,140, inclusive of incurred transaction costs of $115 in connection with the divestiture during the fourth quarter of 2020. As a result of the sale, the Company wrote off goodwill in the amount of $9,129. See Note 5 - Assets Held for Sale and Divested Operations for further details.
On October 26, 2020, the Company acquired Beijing IncoPat Technology Co. Ltd., which included $40,610 of goodwill, inclusive of $136 in purchase accounting adjustments recorded in 2021. This goodwill balance is allocated to the IP segment.
On October 1, 2020, the Company acquired CPA Global, which included $3,986,246 of goodwill, inclusive of $26,886 in purchase accounting adjustments recorded in 2021. The goodwill balance includes $942,201 of buyer-specific synergy goodwill that was allocated to the reporting units expected to benefit from the acquisition as follows: $357,808 was allocated to the A&G segment, $355,204 was allocated to the LS&H segment, and $229,189 remains allocated to the IP segment. See Note 4 - Business Combinations for further details.
On February 28, 2020, the Company acquired DRG, which included $499,199 of goodwill. This goodwill balance is allocated to the LS&H segment. See Note 4 - Business Combinations for further details.